Financial statements preparation	6 Months Ended
Mar. 31, 2023
Financial statements preparation
Financial statements preparation
3.7	Notes to the consolidated financial statements

Note 1. Financial statements preparation

This general purpose Interim Financial Report for the half year ended 31 March 2023 has been prepared in accordance with Australian Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001 (Cth) and is also compliant with International Accounting Standard IAS 34 Interim Financial Reporting.

The Interim Financial Report does not include all the notes of the type normally included in an Annual Financial Report. Accordingly, this Interim Financial Report is to be read in conjunction with the Annual Financial Report for the year ended 30 September 2022 and any relevant public announcements made by Westpac during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001 (Cth) and the ASX Listing Rules.

The Interim Financial Report complies with current Australian Accounting Standards (AAS) as they relate to interim financial reports.

The Interim Financial Report was authorised for issue by the Board of Directors on 7 May 2023.

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

Accounting policies

The accounting policies adopted in the preparation of this Interim Financial Report are consistent with those in the Annual Financial Report for the year ended 30 September 2022.

Critical accounting assumptions and estimates

In preparing the Interim Financial Report, the application of the Group’s accounting policies requires the use of judgement, assumptions and estimates.

The areas of judgement, assumptions and estimates in the Interim Financial Report, including the key sources of estimation uncertainty, are consistent with those in the Annual Financial Report for the year ended 30 September 2022. Details on specific judgements in relation to the calculation of provision for ECL including overlays are included in Note 9.

Amendments to Accounting Standards effective this period

No new accounting standards have been adopted by the Group for the half year ended 31 March 2023. There have been no amendments to existing accounting standards that have had a material impact to the Group.

Future developments in accounting standards

There are no new standards or amendments to existing standards that are not yet effective that are expected to have a material impact on the Group.

Interest rate benchmark reform

The IBOR reform and the enterprise-wide IBORs Transition Programme the Group has established to manage the impacts of this reform are detailed in Note 22.4 of the Group’s 2022 Annual Report.

A number of IBORs had a 31 December 2021 cessation date. The Group ceased to enter into new contracts referencing these rates and the Group’s exposures to contracts which reference these rates have either matured or transitioned to an alternative reference rate (ARR) with the exception of a small number of trades with immaterial balances.

Certain US LIBOR tenors have not yet transitioned to an ARR as they have a cessation date of 30 June 2023. The Group has monitoring controls in place to assess US LIBOR exposures on a regular basis and an overall Programme objective to transition away from USD LIBOR transactions.

For the Group’s derivative exposures, almost all have bilateral adherence from our counterparties to the fallback clauses issued by the International Swaps and Derivatives Association (ISDA) in the ISDA 2020 IBOR Fallbacks Protocol which provides a standardised process to identify the appropriate ARR at the relevant benchmark transition date.

For the Group’s non-derivative exposures, the Group is engaging with its customers and counterparties to transition or include appropriate fallback provisions. Due to the nature of these contracts, these fallback provisions will be determined bilaterally with the customer or counterparty rather than the standardised basis provided by the ISDA protocols applicable to our derivative contracts.

In addition, the Group’s exposure to new contracts referencing these rates is limited by regulatory guidelines whereby transactions from 31 December 2021 can only be entered into for risk management purposes.